RELATED PARTIES - Compensation to directors and senior managers of the company (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Short-term employee benefits	$ 39	$ 35	$ 48
Long-term employee benefits	0	1	0
Share-based payment	9	0	3
Termination benefits	7	4	0
Total compensation to directors and senior management	$ 55	$ 40	$ 51